Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Schedule of Compensation Paid or Payable to Key Management for Employee Services	The compensation paid or payable to key management for employee services is presented below:

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Salaries and short-term employee benefits	1,614	239
Share-based compensation	1,947	2,454
	3,561	2,693